Consolidated Statements of Cash Flows Supplemental Disclosure - Non-cash transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Cash Flows - Supplemental Disclosure
Non-cash transaction liabilities	$ 1,128
Non controlling interest receivable	$ 390
Non-cash settlement loss		$ 5,600
Offsetting of payable against receivable due from entity			$ 12,264
Redemption of preferred shares			52,299
Fair value of trade receivables			52,299
Offsetting of long-term deposit liabilities against finance lease receivables			$ 545
Deconsolidation of subsidiary recognition of long-term non-interest bearing loan payable		$ 3,645